Reportable segments (Details 2) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Depreciation and Amortization
Depreciation And Amortization			$ 1,312,119	$ 147,903	$ 529,000	$ 82,662
Telecommunications [Member]
Depreciation and Amortization
Depreciation And Amortization	$ 42,422	$ 49,648	85,922	99,595	197,691	82,662
Infrastructure [Member]
Depreciation and Amortization
Depreciation And Amortization					$ 331,309	$ 0
Infracture [Member]
Depreciation and Amortization
Depreciation And Amortization	$ 1,060,643	$ 48,308	$ 1,226,197	$ 48,308